Commitments and Contingencies - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended						12 Months Ended
	Jun. 30, 2017 USD ($) shares	Oct. 31, 2016 CNY (¥) shares	Aug. 31, 2016 CNY (¥) shares	Jun. 30, 2016 USD ($) shares	Aug. 31, 2014 shares	Jan. 31, 2014 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($) $ / shares	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Aug. 06, 2016 CNY (¥)	Aug. 06, 2016 USD ($)	Jun. 30, 2016 HKD ($)	May 31, 2016
Loss Contingencies [Line Items]
Operating leases arrangements | $											$ 0
Operating lease rental expenses							¥ 4,800,000	$ 700,000	¥ 12,700,000	¥ 19,400,000
Funds raised for the development of CrossFire new mobile game							57,499,910		57,499,910		8,837,574
Investments in equity investees							48,243,558		163,037,501		$ 7,414,899
Common stock par value | $ / shares											$ 0.01
Consideration received for shares sold | $	$ 30,000,000
Redeemable convertible preferred shares redemption value							57,126,232	8,780,141	¥ 82,890,188
First Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies [Line Items]
Redeemable convertible preferred shares redemption value | $								16,500,000
Second Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies [Line Items]
Redeemable convertible preferred shares redemption value | $								18,100,000
Third Installment [Member] | Series B Redeemable Convertible Preferred Shares
Loss Contingencies [Line Items]
Redeemable convertible preferred shares redemption value | $								19,900,000
Ark Pacific Special Opportunities Fund I, L.P. [Member]
Loss Contingencies [Line Items]
Sale of stock, number of shares issued in transaction	12,500,000
Common stock par value | $ / shares													$ 0.01
Purchase price per unit | $ / shares													1.20
Incsight Limited [Member]
Loss Contingencies [Line Items]
Sale of stock, number of shares issued in transaction	12,500,000
Common stock par value | $ / shares													0.01
Purchase price per unit | $ / shares													$ 1.20
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") | Beijing Ti Knight
Loss Contingencies [Line Items]
Investment commitments							5,000,000				$ 800,000	¥ 9,000,000	$ 1,400,000
Investments in equity investees												¥ 4,000,000	$ 600,000
Purchase commitment amount							6,800,000	1,000,000
Maximum accumulated investment for waiving purchase commitment							¥ 600,000	$ 900,000
Purchase commitment, description							As of December 31, 2017, the Group has both capital commitment and purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million) respectively but the purchase commitment will be waived in the future under the condition that accumulated investment in Beijing Ti Knight made by Shanghai IT has more than RMB6.0 million (US$0.9 million).	As of December 31, 2017, the Group has both capital commitment and purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million) respectively but the purchase commitment will be waived in the future under the condition that accumulated investment in Beijing Ti Knight made by Shanghai IT has more than RMB6.0 million (US$0.9 million).
L&A International Holding Limited
Loss Contingencies [Line Items]
Line of credit amount				$ 11,800,000			¥ 77,100,000				$ 11,900,000							$ 92.3
Interest rate				2.00%														2.00%
Line of credit , duration				24 months
Amount of shares pledged				417,440,000
Percentage of shares owned				58.10%					37.00%									58.10%	10.40%
L&A International Holding Limited | Series B Redeemable Convertible Preferred Shares
Loss Contingencies [Line Items]
Redeemable convertible preferred shares owned							10,180,553		10,180,553		10,180,553
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Loss Contingencies [Line Items]
Redeemable convertible preferred shares issued, shares					27,438,952	27,438,952
New Star International Development Ltd ("New Star") | Series A Preferred Stock
Loss Contingencies [Line Items]
Redeemable convertible preferred shares owned							39,766,589				39,766,589
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Loss Contingencies [Line Items]
Funds raised for the development of CrossFire new mobile game		¥ 57,500,000					¥ 57,500,000				$ 8,800,000			$ 8,800,000
Additional funds aimed to be raised for the development of CrossFire new mobile game							100,000,000				15,400,000
Funds required for the development of CrossFire new mobile game			¥ 157,500,000				¥ 157,500,000				$ 24,200,000				$ 24,200,000	¥ 157,500,000	$ 24,200,000
Shares of option unvested							634,921				634,921
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange | Elegant Wisdom Limited
Loss Contingencies [Line Items]
Option granted		365,079	1,000,000